18. LEASES (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Leases Details Narrative Abstract
Expenses for operating assignments of use	$ 125	$ 126
Income from operating assignments of use	$ 190	$ 212